Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative financial instruments	R$ 507,873	R$ 662,433
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	505,163
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	R$ 2,710